RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
For the years presented, the principal related party transactions and amounts due from related party are summarized as follows:

		Year ended December 31,
	Note	2013	2013	2012	2011
		USD	RMB	RMB	RMB
Sales of products	(i)	29,123	176,300	3,675	—
Purchase of products	(ii)	19,069	115,440	7,047	—
Guarantee fee	(iii)	1,363	8,249	779	—
Service fee	(iv)	1,888	11,431	976	—
Commission fee	(v)	3,396	20,559	—	—

		December 31,
		2013	2013	2012
		USD	RMB	RMB
Current assets
Amount due from Cogobuy	(vi)	1,000	6,054	35,743
Amount due from Brilliant	(vii)	3,342	20,230	—

Notes:

(i)	For the year ended December 31, 2013 and 2012, the Group sold components for digital media, telecommunication system equipment and industrial applications end-markets to Cogobuy.

(ii)	For the year ended December 31, 2013 and 2012, the Group purchased components for digital media, telecommunication system equipment and industrial applications end-markets from Cogobuy.

(iii)
For the year ended December 31, 2013 and 2012, the Group charged a guarantee fee of USD250 per quarter to act as the guarantors of the First Disposal Group in respect of all existing bank facilities. Also, for the year ended December 31, 2013, the Group charged a guarantee fee of USD750 per quarter to act as the guarantors of the Second Disposal Group in respect of all existing bank facilities.

(iv)	For the year ended December 31, 2013 and 2012, the Group charged a service fee for the provision of supportive and administrative services to the First Disposal Group.

(v)	For the year ended December 31, 2013, the Group paid a commission fee in relation to the sales secured on e-commerce platform of Cogobuy, to Cogobuy.

(vi)	As of December 31, 2013 and 2012, the amount due from Cogobuy was unsecured, interest-free and repayable within one year.

(vii)	As of December 31, 2013, the amount due from Brilliant was unsecured, interest-free and repayable within one year.